Business acquisitions	6 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
Business acquisitions
Business acquisitions
Acquisition of Enbridge Gas New Brunswick Limited Partnership & St. Lawrence Gas Company, Inc.
The Company completed the acquisition of Enbridge Gas New Brunswick Limited Partnership ("New Brunswick Gas") on October 1, 2019, and St. Lawrence Gas Company, Inc. ("St. Lawrence Gas") on November 1, 2019. New Brunswick Gas is a regulated utility that provides natural gas. The purchase price recorded in 2019 was $256,011 (C$339,036). A closing adjustment of $3,904 (C$5,447) was made in 2020. St. Lawrence Gas is a regulated utility that provides natural gas in northern New York State. The total purchase price recorded in 2019 for the transaction was $61,820. A closing adjustment of $120 was made in 2020. In both cases, the adjustment reduced goodwill.
The determination of the fair value of assets acquired and liabilities assumed is based upon management's preliminary estimates and certain assumptions. Due to the timing of the acquisitions, the Company has not finalized the fair value measurements.